Financial liabilities - Summary of Asset Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [abstract]
Property, plant and equipment	¥ 1,498,448	¥ 1,474,647
Other assets	5,459,877	3,582,826
Total	¥ 6,958,325	¥ 5,057,473